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                                                  (RIVERSOURCE INVESTMENTS LOGO)

PROSPECTUS/STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- JAN. 1, 2008*

                                                                                            PROSPECTUS FORM
FUND (PROSPECTUS DATE)                                                                      #
------------------------------------------------------------------------------------------  ----------------
RiverSource(R) Variable Portfolio -- Fundamental Value Fund (05/01/07)                      S-6466-99 AA
RiverSource Variable Portfolio -- Select Value Fund (05/01/07)                              S-6466-99 AA

FUND (PROSPECTUS DATE)                                                                      SAI (DATE) FORM #
------------------------------------------------------------------------------------------  -----------------------
RiverSource(R) Variable Portfolio -- Fundamental Value Fund (05/01/07)                      (05/01/07) S-6466-20 AD
RiverSource Variable Portfolio -- Select Value Fund (05/01/07)                              (05/01/07) S-6466-20 AD

The following changes are effective Jan. 1, 2008:

RIVERSOURCE VARIABLE PORTFOLIO -- FUNDAMENTAL VALUE FUND will compare its performance to the following indexes to provide a more appropriate performance measurement of the Fund:

EXISTING INDEX                                 INDEX EFFECTIVE JAN. 1, 2008
--------------------------------------------------------------------------------------------
S&P 500 Index                                  S&P 500 Index
--------------------------------------------------------------------------------------------
Russell 1000(R) Value Index                    (will be eliminated)
--------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index             Lipper Large-Cap Core Funds Index*
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

* The Lipper Large-Cap Core Funds Index will be used for purposes of determining performance incentive adjustment. The Fund's performance will be compared to a 12 month blended index return that reflects the performance of the Lipper Large-Cap Core Funds Index (current index) for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the Lipper Large-Cap Value Funds Index (prior index) for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Effective Jan. 1, 2008, the Russell 1000 Value Index is eliminated as the secondary benchmark for the Fund. Information on both indexes will be included for a one year transition period. In the future, however, only the S&P 500 Index, which will continue to be the Fund's primary benchmark, will be included.

RIVERSOURCE VARIABLE PORTFOLIO -- SELECT VALUE FUND will compare its performance to the following indexes to align the benchmarks with the Subadvisers' investment style.

EXISTING INDEX                                 INDEX EFFECTIVE JAN. 1, 2008
--------------------------------------------------------------------------------------------
Russell 3000(R) Value Index                    Russell Midcap Value Index
--------------------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds Index             Lipper Mid-Cap Value Funds Index*
--------------------------------------------------------------------------------------------

* The Lipper Mid-Cap Value Funds Index will be used for purposes of determining performance incentive adjustment. The Fund's performance will be compared to a 12 month blended index return that reflects the performance of the Lipper Mid-Cap Value Funds Index (current index) for the portion of the 12 month performance measurement period beginning the effective date of the current index and the performance of the Lipper Multi-Cap Value Funds Index (prior index) for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The stocks in the index are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.

The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

The Lipper Multi-Cap Value Funds Index includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

Effective Jan. 1, 2008, the Russell 3000 Value Index is replaced with the Russell Midcap Value Index, which will be used as the Fund's primary benchmark going forward. Information on both indexes will be included for a one year transition period. In the future, however, only the Russell Midcap Value Index will be included.

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S-6466-104 A (1/08)
* Valid until further notice.